Shareholder Report, Holdings (Details)	Jun. 30, 2026
C000006994 [Member] | Mitsubishi Electric Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000006994 [Member] | Hitachi Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000006994 [Member] | BNP Paribas S A [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000006994 [Member] | Compagnie Financiere Richemont S A [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000006994 [Member] | Rolls Royce Holdings PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000006994 [Member] | Air Liquide S A [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000006994 [Member] | Schneider Electric SE [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000006994 [Member] | Roche Holding AG [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000006994 [Member] | Novartis AG [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000006994 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000006994 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	14.30%
C000006994 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	15.70%
C000006994 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	4.40%
C000006994 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	12.70%
C000006994 [Member] | SPAIN
Holdings [Line Items]
Percent of Total Investments	2.30%
C000006994 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	19.40%
C000006994 [Member] | ITALY
Holdings [Line Items]
Percent of Total Investments	3.40%
C000006994 [Member] | IRELAND
Holdings [Line Items]
Percent of Total Investments	3.90%
C000006994 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	6.10%
C000006994 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	17.80%
C000006994 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	99.30%
C000006994 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000238582 [Member] | Mitsubishi Electric Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000238582 [Member] | Hitachi Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000238582 [Member] | BNP Paribas S A [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000238582 [Member] | Compagnie Financiere Richemont S A [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000238582 [Member] | Rolls Royce Holdings PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000238582 [Member] | Air Liquide S A [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000238582 [Member] | Schneider Electric SE [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000238582 [Member] | Roche Holding AG [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000238582 [Member] | Novartis AG [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000238582 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000238582 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	14.30%
C000238582 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	15.70%
C000238582 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	4.40%
C000238582 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	12.70%
C000238582 [Member] | SPAIN
Holdings [Line Items]
Percent of Total Investments	2.30%
C000238582 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	19.40%
C000238582 [Member] | ITALY
Holdings [Line Items]
Percent of Total Investments	3.40%
C000238582 [Member] | IRELAND
Holdings [Line Items]
Percent of Total Investments	3.90%
C000238582 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	6.10%
C000238582 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	17.80%
C000238582 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	99.30%
C000238582 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000238581 [Member] | Mitsubishi Electric Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000238581 [Member] | Hitachi Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000238581 [Member] | BNP Paribas S A [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000238581 [Member] | Compagnie Financiere Richemont S A [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000238581 [Member] | Rolls Royce Holdings PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000238581 [Member] | Air Liquide S A [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000238581 [Member] | Schneider Electric SE [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000238581 [Member] | Roche Holding AG [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000238581 [Member] | Novartis AG [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000238581 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000238581 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	14.30%
C000238581 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	15.70%
C000238581 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	4.40%
C000238581 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	12.70%
C000238581 [Member] | SPAIN
Holdings [Line Items]
Percent of Total Investments	2.30%
C000238581 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	19.40%
C000238581 [Member] | ITALY
Holdings [Line Items]
Percent of Total Investments	3.40%
C000238581 [Member] | IRELAND
Holdings [Line Items]
Percent of Total Investments	3.90%
C000238581 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	6.10%
C000238581 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	17.80%
C000238581 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	99.30%
C000238581 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%